Fair value of financial instruments (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 413,596	[1]	£ 394,838
Brokered certificates of deposit [member]
Disclosure of detailed information about financial instruments [line items]
Description of existence of third-party credit enhancement	Structured and brokered certificates of deposit issued by Barclays Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage.
Description of whether third-party credit enhancement is reflected in fair value measurement	The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement.
Deposits at amortised cost	£ 4,452		4,797
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(929)		(961)
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member] | Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	1,281		1,216
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	(13)
Fair value adjustments	(60)		(47)
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	(24)
Fair value adjustments	(149)		(125)
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
(Increase) decrease in fair value adjustments of derivatives	45
Fair value adjustments	192		237
Financial instruments at fair value, category [member] | Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	120		141
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	24		65
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	45		33
Financial instruments at amortised cost, category [member] | Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	257		262
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	1		29
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	£ 6		£ 20

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings